Note 11 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Total loans at January 1, 2014	$5,679
New loans	37
Repayments	(532)
Other changes	----
Total loans at December 31, 2014	$5,184